As filed with the Securities and Exchange Commission on December 3, 2002.

--------------------------------------------------------------------------------

                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 37 /x/
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 46 /x/

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                 1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10036


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

X  immediately upon filing pursuant to paragraph (b) of Rule 485
__ on (date) pursuant to paragraph (b) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Northbrook Variable Annuity Account II under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of closing a variable sub-account and limiting transfers into three other variable sub-accounts available under the deferred variable annuity contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                        Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                                   Supplement
                          dated December 3, 2002 to the
                  Morgan Stanley Variable Annuity II Prospectus
                                dated May 1, 2002

Effective December 3, 2002

This supplement supplements certain information contained in the prospectus and supersedes any inconsistent information. Please read this supplement carefully and retain it for future reference together with your prospectus.

The purpose of this supplement is to advise you that starting on December 3, 2002, we will close one Sub-Account to new purchase payments and new transfers and will limit new purchase payments and new transfers for three other Sub-Accounts.

Effective December 3, 2002, we will not permit you to allocate new premiums or make transfers to the LSA Aggressive Growth Sub-Account. However, if, as of December 3, 2002, you are enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions for the LSA Aggressive Growth Sub-Account. If you currently have funds allocated to the LSA Aggressive Growth Sub-Account, you may continue that investment, but you may not make additional purchase payments or transfers into the LSA Aggressive Growth Sub-Account. However, shares may be redeemed at any time.

Effective December 3, 2002, we will limit new premium allocations and transfers into the following Sub-Accounts to a maximum of $50,000 per day for each of the following Sub-Accounts:

         Morgan Stanley Variable Investment Series Pacific Growth
         Morgan Stanley UIF European Growth
         Putnam VT International Growth

However, if, as of December 3, 2002, you are enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Pacific Growth, European Growth and International Growth Sub-Accounts without regard to the $50,000 limitation. If you currently have funds allocated to the Pacific Growth, European Growth or International Growth Sub-Accounts, you may continue those investments, but you may not make additional purchase payments or transfers into any those Sub-Accounts in excess of $50,000 per day. However, shares may be redeemed at any time.

In the footnotes to the "Portfolio Annual Expenses" table on page 10, the following footnote 8 is added:

Effective December 3, 2002, we will not permit you to allocate new premiums or make transfers to the LSA Aggressive Growth Sub-Account. However, if, as of December 3, 2002, you are enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions for the LSA Aggressive Growth Sub-Account. If you currently have funds allocated to the LSA Aggressive Growth Sub-Account, you may continue that investment, but you may not make additional purchase payments or transfers into the LSA Aggressive Growth Sub-Account. However, shares may be redeemed at any time.

In the footnotes to the "Portfolio Annual Expenses" table on page 10, the following footnote 9 is added:


Effective December 3, 2002, we will limit new premium allocations and transfers into the following Sub-Accounts to a maximum of $50,000 per day for the Morgan Stanley Variable Investment Series Pacific Growth, Morgan Stanley UIF European Growth, and Putnam VT International Growth each Sub-Accounts. However, if, as of December 3, 2002, you are enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Pacific Growth, European Growth and International Growth Sub-Accounts without regard to the $50,000 limitation. If you currently have funds allocated to the Pacific Growth, European Growth or International Growth Sub-Accounts, you may continue those investments, but you may not make additional purchase payments or transfers into any those Sub-Accounts in excess of $50,000 per day. However, shares may be redeemed at any time.


Please change all references throughout the prospectus to the availability of "38" investment alternatives to "37" investment alternatives.

                                     PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Northbrook Life Insurance Company

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northbrook, State of Illinois, on the 3rd day of December, 2002.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


                                            By: /s/MICHAEL J. VELOTTA
                                            --------------------------
                                            Michael J. Velotta
                                            Vice President, Secretary and
                                            General Counsel


As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 3rd day of December, 2002.

*/*/CASEY J. SYLLA                          Director, President and Chief Executive
----------------------                      Officer
Casey J. Sylla

/s/ MICHAEL J. VELOTTA                      Director, Vice President, Secretary and
----------------------                      General Counsel
Michael J. Velotta

*/MARGARET G. DYER                          Director
----------------------
Margaret G. Dyer


*/ MARLA G. FRIEDMAN                        Director and Vice President
----------------------
Marla G. Friedman

*/JOHN C. LOUNDS                            Director
----------------------
John C. Lounds

*/J. KEVIN McCARTHY                         Director
----------------------
J. Kevin McCarthy

*STEVEN E. SHEBIK                           Senior Vice President, Chief
------------------                          Financial Officer and Director
Steven E. Shebik                            (Principal Financial Officer)

*/ERIC A. SIMONSON                          Senior Vice President, Chief
------------------                          Investment Officer and Director
Eric A. Simonson

*/SAMUEL H. PILCH                           Vice President and Controller
----------------------
Samuel H. Pilch



*/ By Michael J. Velotta, pursuant to Power of Attorney, filed in Registrant's Registration Statement (File no. 033-34512).

                                  EXHIBIT LIST


The following exhibits are filed herewith:




EXHIBIT NO.                DESCRIPTION


         (9)(d)   Opinion and Consent of General Counsel